Expense Example - Federated Hermes Intermediate Municipal Fund	May 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 544
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	957
Expense Example, with Redemption, 10 Years	1,575
IS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	395
Expense Example, with Redemption, 10 Years	$ 883